Salaries and welfare charges	12 Months Ended
Dec. 31, 2022
Salaries and welfare charges
Salaries and welfare charges

17            Salaries and welfare charges

	December 31, 2022	December 31, 2021
Salaries	30,551	31,342
Accrued vacation and charges	107,801	83,750
Bonus	64,815	72,810
Withholding income tax	29,267	20,604
Payroll charges (social contributions)	15,168	18,124
Others	12,554	7,543
Total	260,156	234,173